Document and Entity Information	6 Months Ended
Nov. 30, 2013
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Nov. 30, 2013
Trading Symbol	CYDY
Entity Registrant Name	CYTODYN INC
Entity Central Index Key	0001175680
Entity Filer Category	Smaller Reporting Company